Subsidiaries	12 Months Ended
Dec. 31, 2017
Subsidiaries [abstract]
Subsidiaries
18	Subsidiaries

The following list contains the particulars of major subsidiaries of the Group, all of which are limited companies established and operated in the PRC as at 31 December 2017.

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non- controlling interests %	Principal activities
Shanghai Petrochemical Investment Development Company Limited	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited	USD 9,154	—	74.25	25.75	Production of Polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited	USD 50,000	—	60.00	40.00	Production of polyethylene products
Zhejiang Jin Yong Acrylic Fibre Company Limited	RMB 250,000	75.00	75.00	25.00	Production of acrylic fibre products
Shanghai Golden Conti Petrochemical Company Limited	RMB 545,776	—	100.00	—	Production of petrochemical products
Shanghai Jinshan Trading Corporation	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products

The total comprehensive income attributable to non-controlling interests for the year ended 31 December 2017 is RMB 10,937 thousands (2016: RMB 13,007 thousands, 2015: 36,103 thousands).